Impairments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Acquired Finite-Lived Intangible Assets [Line Items]
Schedule of Significant Unobservable Inputs for Level 3 Fair Value Measurement
The following table presents quantitative information about the significant unobservable inputs applied to these Level 3 fair value measurements:

Assets	Significant Unobservable Inputs	September 30, 2023
Note	Expected terms (years)	7.0
	Implied Yield	23.0%
Warrant	Estimated volatility	55.0%
	Expected terms (years)	7.0
	Risk-free rate	4.6%
	Expected dividend yield	0%

Subsidiaries [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Summary of Impairment Charges
The following summarizes the impairment charges recorded by us during the year ended December 31, 2020 (in thousands):

Goodwill	$377,101
Indefinite-lived trademark	78,734
Definite-lived intangible assets	107,365
Property and equipment	3,670
Personal seat licenses	6,968

Total impairment charges	$573,838

Schedule of Significant Unobservable Inputs for Level 3 Fair Value Measurement
The following table presents quantitative information about the significant unobservable inputs applied to these Level 3 fair value measurements during our assessment for impairment in the second quarter of 2020:

Significant Unobservable Inputs	Range (Weighted Average)
Discount rate	12.5% - 13.5% (13.0%)
Long-term growth rate	2.5% - 3.5% (3.0%)

Changes in Significant Unobservable Inputs
The following table presents the sensitivities to changes in the significant unobservable inputs above (in thousands):

	Goodwill	Trademark
50 basis point increase in discount rate	$(37,680)	$(3,935)
50 basis point decrease in long-term growth rate	(21,344)	(2,298)